Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.5%)
*	TechTarget Inc.	30,236	2,149
	Cogent Communications Holdings Inc.	32,225	1,946
*	Cinemark Holdings Inc.	62,763	1,066
*	Gogo Inc.	37,259	755
*	Thryv Holdings Inc.	19,248	504
*	EW Scripps Co. Class A	29,804	473
*	Cars.com Inc.	35,869	371
*	Gannett Co. Inc.	61,770	243
			7,507
Consumer Discretionary (12.1%)
	Signet Jewelers Ltd.	59,663	3,556
*	Boot Barn Holdings Inc.	33,639	2,715
*	Gentherm Inc.	37,677	2,597
	Installed Building Products Inc.	26,608	2,542
*	Vista Outdoor Inc.	63,786	2,458
*	LGI Homes Inc.	24,217	2,373
	LCI Industries	19,198	2,295
*	Dorman Products Inc.	21,623	2,185
	Steven Madden Ltd.	58,120	2,161
*	Cavco Industries Inc.	9,662	2,147
*	Asbury Automotive Group Inc.	11,804	2,138
	Academy Sports & Outdoors Inc.	58,631	1,965
	Century Communities Inc.	33,685	1,831
*	Meritage Homes Corp.	19,882	1,696
	Shutterstock Inc.	26,376	1,588
*	Sonos Inc.	70,896	1,569
	Sturm Ruger & Co. Inc.	19,948	1,354
*	Shake Shack Inc. Class A	24,406	1,187
*	Sleep Number Corp.	25,674	1,179
	Jack in the Box Inc.	16,509	1,128
	Kontoor Brands Inc.	27,504	1,102
	Buckle Inc.	33,295	1,094
	Oxford Industries Inc.	11,520	1,050
*	MarineMax Inc.	24,848	1,029
*	Monarch Casino & Resort Inc.	14,870	1,009
*	XPEL Inc.	18,783	970
	Winnebago Industries Inc.	19,276	953
	Wolverine World Wide Inc.	42,955	917
	Rent-A-Center Inc.	32,908	906
*	Sally Beauty Holdings Inc.	54,909	832
*	iRobot Corp.	16,809	800

		Shares	Market Value ($000)
	Dine Brands Global Inc.	10,541	775
	Monro Inc.	16,352	775
*	Dave & Buster's Entertainment Inc.	19,765	749
	Hibbett Inc.	14,585	740
*	Children's Place Inc.	15,466	734
*	Golden Entertainment Inc.	15,450	731
	Patrick Industries Inc.	11,974	720
	Movado Group Inc.	18,583	631
*	Abercrombie & Fitch Co. Class A	30,102	615
	Shoe Carnival Inc.	19,793	540
*	Genesco Inc.	7,509	423
*	Liquidity Services Inc.	30,390	412
			59,171
Consumer Staples (5.1%)
*	Simply Good Foods Co.	95,916	3,833
	Coca-Cola Consolidated Inc.	5,263	2,974
*	Celsius Holdings Inc.	43,310	2,906
*	United Natural Foods Inc.	65,853	2,793
	Medifast Inc.	13,169	2,196
	Vector Group Ltd.	148,367	1,826
	WD-40 Co.	9,000	1,699
	Inter Parfums Inc.	20,150	1,487
*	elf Beauty Inc.	54,369	1,447
	MGP Ingredients Inc.	14,195	1,375
	J & J Snack Foods Corp.	7,435	953
	National Beverage Corp.	15,079	748
*	USANA Health Sciences Inc.	8,872	624
	Tootsie Roll Industries Inc.	10,101	334
			25,195
Energy (5.4%)
*	Southwestern Energy Co.	808,577	7,374
	SM Energy Co.	137,719	6,648
	Civitas Resources Inc.	81,712	6,239
*	Callon Petroleum Co.	53,567	3,131
*	Ranger Oil Corp.	23,901	1,023
*	Laredo Petroleum Inc.	10,889	916
	Core Laboratories NV	22,065	622
	Dorian LPG Ltd.	31,509	536
			26,489
Financials (15.5%)
	ServisFirst Bancshares Inc.	55,339	4,613
	Walker & Dunlop Inc.	33,419	3,553
	First Bancorp	228,818	3,416
*	Trupanion Inc.	38,904	2,602
	United Community Banks Inc.	76,034	2,390
*	Axos Financial Inc.	60,714	2,347
	Flagstar Bancorp Inc.	60,316	2,324
	Piper Sandler Cos.	15,987	2,107
	Lakeland Financial Corp.	28,687	2,070
	Assured Guaranty Ltd.	33,244	1,956
*	Triumph Bancorp Inc.	26,812	1,950
	Ameris Bancorp	42,747	1,949
	Veritex Holdings Inc.	55,969	1,929
	Independent Bank Corp. (Massachusetts)	22,523	1,876
	Community Bank System Inc.	28,099	1,854
*	Palomar Holdings Inc.	27,374	1,701
	Virtus Investment Partners Inc.	8,087	1,558

		Shares	Market Value ($000)
	Pacific Premier Bancorp Inc.	47,074	1,533
*	Customers Bancorp Inc.	34,327	1,418
	Meta Financial Group Inc.	33,840	1,407
	WSFS Financial Corp.	32,662	1,397
*	Bancorp Inc.	65,044	1,355
	Redwood Trust Inc.	129,973	1,326
	Park National Corp.	10,310	1,275
*	Enova International Inc.	38,713	1,223
	Seacoast Banking Corp. of Florida	34,487	1,181
	Eagle Bancorp Inc.	21,364	1,059
[1]	Hilltop Holdings Inc.	35,149	1,055
	Preferred Bank	15,306	1,049
	BancFirst Corp.	11,367	1,031
*	Donnelley Financial Solutions Inc.	33,067	1,029
	B. Riley Financial Inc.	18,244	992
	Banner Corp.	16,690	970
	Southside Bancshares Inc.	23,105	932
	HomeStreet Inc.	22,764	918
	Provident Financial Services Inc.	39,806	915
	Stewart Information Services Corp.	14,938	829
*	Encore Capital Group Inc.	13,500	825
	First Commonwealth Financial Corp.	58,723	823
	FB Financial Corp.	19,409	816
	Brightsphere Investment Group Inc.	39,712	810
	National Bank Holdings Corp. Class A	19,693	802
	OFG Bancorp	28,131	797
	First Bancorp (XNGS)	19,584	734
*	World Acceptance Corp.	4,676	692
	City Holding Co.	8,224	675
	HCI Group Inc.	9,064	616
	Dime Community Bancshares Inc.	17,802	560
	Brookline Bancorp Inc.	38,694	548
	Banc of California Inc.	27,676	532
	Central Pacific Financial Corp.	19,525	471
	WisdomTree Investments Inc.	76,891	457
	Hanmi Financial Corp.	19,397	453
	Tompkins Financial Corp.	5,951	453
*	Blucora Inc.	24,167	427
	Ellington Financial Inc.	27,300	423
	KKR Real Estate Finance Trust Inc.	19,791	404
	Northfield Bancorp Inc.	28,463	378
*	Selectquote Inc.	69,450	203
	Greenhill & Co. Inc.	15,129	186
			76,174
Health Care (14.8%)
*	Omnicell Inc.	49,826	5,539
*	AMN Healthcare Services Inc.	53,602	5,194
*	Cytokinetics Inc.	95,105	3,795
*	Lantheus Holdings Inc.	45,283	3,103
	Ensign Group Inc.	32,044	2,601
	CONMED Corp.	21,224	2,468
*	Vir Biotechnology Inc.	83,095	2,145
*	Merit Medical Systems Inc.	32,842	2,016
*	Pacira BioSciences Inc.	30,805	1,948
*	Ligand Pharmaceuticals Inc.	18,944	1,684
*	Prestige Consumer Healthcare Inc.	30,162	1,684
*	Supernus Pharmaceuticals Inc.	60,289	1,680
*	Apollo Medical Holdings Inc.	42,828	1,608

		Shares	Market Value ($000)
*	CorVel Corp.	10,649	1,588
*	Dynavax Technologies Corp.	126,468	1,500
*	Xencor Inc.	66,286	1,480
*	Vericel Corp.	53,072	1,441
*	Corcept Therapeutics Inc.	65,930	1,374
*	Heska Corp.	12,144	1,212
*	Fulgent Genetics Inc.	21,984	1,198
*	Glaukos Corp.	27,646	1,129
*	RadNet Inc.	52,857	1,085
*	Innoviva Inc.	70,901	1,076
*	Amphastar Pharmaceuticals Inc.	28,400	1,055
	LeMaitre Vascular Inc.	21,789	996
*	Arcus Biosciences Inc.	51,765	981
*	Avid Bioservices Inc.	69,797	933
*	Allscripts Healthcare Solutions Inc.	54,187	926
*	Myriad Genetics Inc.	47,069	906
*	Meridian Bioscience Inc.	31,596	869
*	AngioDynamics Inc.	43,896	862
*	Tivity Health Inc.	23,602	765
*	ModivCare Inc.	7,962	760
	US Physical Therapy Inc.	6,585	741
*	Community Health Systems Inc.	140,800	738
	Mesa Laboratories Inc.	3,510	735
*	Cross Country Healthcare Inc.	40,070	707
*	Varex Imaging Corp.	28,737	662
*	Addus HomeCare Corp.	7,766	648
*	NeoGenomics Inc.	76,770	646
*	Harmony Biosciences Holdings Inc.	14,476	631
*	Collegium Pharmaceutical Inc.	39,184	612
*	uniQure NV	40,900	587
*	Coherus Biosciences Inc.	72,219	530
*	Cutera Inc.	11,672	525
*	OptimizeRx Corp.	20,140	515
	Simulations Plus Inc.	10,739	510
*	Enanta Pharmaceuticals Inc.	12,412	496
*	BioLife Solutions Inc.	34,069	467
*	REGENXBIO Inc.	19,250	405
*	Surmodics Inc.	10,242	402
*	Organogenesis Holdings Inc. Class A	71,729	402
*	Vanda Pharmaceuticals Inc.	40,645	400
*	iTeos Therapeutics Inc.	22,822	399
*	Cara Therapeutics Inc.	47,459	395
*	Nektar Therapeutics	94,672	329
*	HealthStream Inc.	15,496	316
*	Cardiovascular Systems Inc.	19,228	313
*	Pennant Group Inc.	15,684	300
*	Eagle Pharmaceuticals Inc.	6,332	296
*	Joint Corp.	16,215	270
*	ANI Pharmaceuticals Inc.	8,448	256
	Zynex Inc.	25,804	188
*	Anika Therapeutics Inc.	8,612	187
*	Endo International plc	265,785	140
*,2	Lantheus Holdings Inc. CVR	35,713	—
			72,349
Industrials (13.9%)
	UFP Industries Inc.	70,170	5,417
	Exponent Inc.	59,087	5,341
	Matson Inc.	47,656	4,283

		Shares	Market Value ($000)
	Korn Ferry	61,697	3,792
	Comfort Systems USA Inc.	40,862	3,666
	Mueller Industries Inc.	65,042	3,503
	Encore Wire Corp.	22,966	2,871
	Forward Air Corp.	30,564	2,848
	John Bean Technologies Corp.	23,051	2,806
	Franklin Electric Co. Inc.	29,627	2,184
	ArcBest Corp.	28,193	2,132
	Applied Industrial Technologies Inc.	18,749	1,939
	Hillenbrand Inc.	44,575	1,865
*	Aerojet Rocketdyne Holdings Inc.	44,133	1,798
*	MYR Group Inc.	19,125	1,752
	AAON Inc.	31,465	1,686
*	NV5 Global Inc.	13,445	1,656
	Boise Cascade Co.	21,404	1,655
	Albany International Corp. Class A	18,356	1,549
	Federal Signal Corp.	42,235	1,482
*	GMS Inc.	27,335	1,362
*	AeroVironment Inc.	14,126	1,299
	Brady Corp. Class A	25,191	1,222
*	Triumph Group Inc.	73,254	1,121
*	SPX Corp.	21,624	1,088
	Lindsay Corp.	7,339	925
	Insteel Industries Inc.	22,011	911
	Heidrick & Struggles International Inc.	22,209	768
*	Gibraltar Industries Inc.	17,413	727
*	Forrester Research Inc.	12,610	660
	Enerpac Tool Group Corp. Class A	32,828	641
	Standex International Corp.	6,663	620
*	PGT Innovations Inc.	30,423	611
	Tennant Co.	9,043	563
	Alamo Group Inc.	4,723	556
	Interface Inc. Class A	30,130	434
*	Viad Corp.	12,273	370
	Park Aerospace Corp.	9,817	120
			68,223
Information Technology (19.3%)
*	Rogers Corp.	21,239	5,636
*	Vonage Holdings Corp.	286,281	5,545
*	ExlService Holdings Inc.	37,762	5,369
*	Onto Innovation Inc.	55,868	4,491
*	SPS Commerce Inc.	40,775	4,365
*	Diodes Inc.	51,033	3,930
	Kulicke & Soffa Industries Inc.	70,633	3,826
*	Perficient Inc.	37,346	3,657
*	Fabrinet	41,945	3,644
	Advanced Energy Industries Inc.	42,709	3,479
*	Alarm.com Holdings Inc.	52,215	3,302
*	MaxLinear Inc. Class A	80,090	3,171
*	Rambus Inc.	123,986	3,112
	Progress Software Corp.	50,090	2,420
*	Axcelis Technologies Inc.	37,763	2,344
*	Viavi Solutions Inc.	161,689	2,340
*	FormFactor Inc.	55,851	2,293
	EVERTEC Inc.	45,382	1,722
*	Ultra Clean Holdings Inc.	50,898	1,708
	Badger Meter Inc.	21,556	1,706
*	3D Systems Corp.	144,786	1,565

		Shares	Market Value ($000)
*	Extreme Networks Inc.	146,487	1,453
	TTEC Holdings Inc.	20,778	1,401
	CSG Systems International Inc.	21,741	1,352
*	Veeco Instruments Inc.	57,246	1,227
	InterDigital Inc.	18,083	1,181
*	Harmonic Inc.	116,715	1,124
	A10 Networks Inc.	67,693	1,043
	ADTRAN Inc.	55,658	1,031
	Xperi Holding Corp.	61,613	1,014
*	Cohu Inc.	32,004	974
*	8x8 Inc.	134,128	972
*	CEVA Inc.	26,034	939
*	Plantronics Inc.	23,280	919
	Methode Electronics Inc.	18,590	837
*	Alpha & Omega Semiconductor Ltd.	18,553	815
*	Knowles Corp.	41,649	800
*	SMART Global Holdings Inc.	32,436	800
*	LivePerson Inc.	47,413	796
	CTS Corp.	18,632	758
*	Cerence Inc.	23,087	733
*	OSI Systems Inc.	8,017	673
*	Agilysys Inc.	13,941	570
*	Ichor Holdings Ltd.	18,349	555
*	PDF Solutions Inc.	21,380	511
*	Unisys Corp.	36,589	436
*	Digi International Inc.	18,636	412
*	Arlo Technologies Inc.	53,234	377
*	FARO Technologies Inc.	9,840	317
*	Diebold Nixdorf Inc.	83,107	258
*	OneSpan Inc.	19,286	255
*	Corsair Gaming Inc.	14,741	237
			94,395
Materials (3.8%)
*	Livent Corp.	183,195	5,824
	Balchem Corp.	36,716	4,569
	HB Fuller Co.	27,554	1,958
*	Allegheny Technologies Inc.	64,919	1,785
	Quaker Chemical Corp.	8,824	1,380
	Materion Corp.	13,439	1,102
	AdvanSix Inc.	17,221	798
	Myers Industries Inc.	17,663	420
	Hawkins Inc.	11,555	418
	Haynes International Inc.	8,059	308
*	Century Aluminum Co.	25,751	304
			18,866
Real Estate (7.0%)
	Innovative Industrial Properties Inc.	30,843	4,104
	Agree Realty Corp.	36,371	2,530
	Tanger Factory Outlet Centers Inc.	117,895	2,064
	NexPoint Residential Trust Inc.	25,768	1,893
	St. Joe Co.	37,383	1,887
	LXP Industrial Trust	160,333	1,853
	SITE Centers Corp.	111,953	1,760
	Uniti Group Inc.	155,249	1,760
	Essential Properties Realty Trust Inc.	71,673	1,640
	Retail Opportunity Investments Corp.	67,472	1,219
	Four Corners Property Trust Inc.	42,967	1,185

			Shares	Market Value ($000)
		Urban Edge Properties	56,174	1,059
		Washington REIT	42,226	1,026
		CareTrust REIT Inc.	51,686	958
		Centerspace	10,883	903
		American Assets Trust Inc.	25,668	875
		Acadia Realty Trust	44,115	867
		iStar Inc.	44,104	767
		Safehold Inc.	16,030	719
		Marcus & Millichap Inc.	15,860	664
		Armada Hoffler Properties Inc.	46,591	642
		RPT Realty	48,717	593
		Community Healthcare Trust Inc.	15,700	592
		Getty Realty Corp.	20,568	575
		Saul Centers Inc.	10,211	501
		Industrial Logistics Properties Trust	30,378	464
		Douglas Elliman Inc.	75,272	433
		Universal Health Realty Income Trust	7,892	424
		Urstadt Biddle Properties Inc. Class A	18,471	325
				34,282
Utilities (1.4%)
		American States Water Co.	27,642	2,191
		California Water Service Group	35,193	1,889
		Chesapeake Utilities Corp.	10,380	1,386
		Middlesex Water Co.	13,687	1,164
				6,630
Total Common Stocks (Cost $502,053)				489,281
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,079)	0.854%	10,788	1,079
Total Investments (100.0%) (Cost $503,132)				490,360
Other Assets and Liabilities—Net (0.0%)				(106)
Net Assets (100%)				490,254
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $783,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $809,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	10	931	1

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	489,281	—	—	489,281
Temporary Cash Investments	1,079	—	—	1,079
Total	490,360	—	—	490,360

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.